Expense Example - FidelityContrafund-RetailPRO - FidelityContrafund-RetailPRO - Fidelity Contrafund	Mar. 01, 2025 USD ($)
Expense Example:
1 year	$ 64
3 years	202
5 years	351
10 years	$ 786